Investments in joint ventures	12 Months Ended
Dec. 31, 2022
Investments in joint ventures
Investments in joint ventures

8Investments in joint ventures

As at December 31, 2022, Materialise has no investments in joint ventures.

The changes in the carrying value of the joint ventures can be presented as follow for the years 2022, 2021 and 2020:

in 000€
Carrying value as of January 1, 2020	39
Additional investment	—
Transfer from receivables	—
Share in loss	(39)
Gain from remeasurement previously held equity method investment at fair value	770
Accounted for as Business Combination	(770)
Carrying value as of December 31, 2020	—
Additional investment	—
Carrying value as of December 31, 2021	—
Additional investment	—
Carrying value as of December 31, 2022	—